Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Virginia Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”

Money Market Obligations Trust

Federated California Municipal Cash Trust

WEALTH SHARES (TICKER CAIXX)

Federated New York Municipal Cash Trust

WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Federated Georgia Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Georgia Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Federated North Carolina Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated North Carolina Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Connecticut Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Connecticut Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Massachusetts Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Massachusetts Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Michigan Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Michigan Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated New Jersey Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New Jersey Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Ohio Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Ohio Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Pennsylvania Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Pennsylvania Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Service Shares | Federated Virginia Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Virginia Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”

Money Market Obligations Trust

Federated California Municipal Cash Trust

WEALTH SHARES (TICKER CAIXX)

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Florida Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Florida Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Michigan Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Michigan Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Minnesota Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Minnesota Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated New Jersey Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New Jersey Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”

Money Market Obligations Trust

Federated New York Municipal Cash Trust

WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Ohio Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Ohio Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Pennsylvania Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Pennsylvania Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Wealth Shares | Federated Virginia Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Virginia Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash II Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash II Shares | Federated Florida Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Florida Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash II Shares | Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash II Shares | Federated Ohio Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Ohio Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Capital Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Connecticut Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Connecticut Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Florida Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Florida Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Massachusetts Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Massachusetts Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Minnesota Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Minnesota Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated New Jersey Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New Jersey Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated New York Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated New York Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Pennsylvania Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Pennsylvania Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Cash Series Shares | Federated Virginia Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated Virginia Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”
Investment Shares | Federated California Municipal Cash Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Money Market Obligations Trust

Federated California Municipal Cash Trust

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first two paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.”